Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 79.7%

Communication Services - 6.6%
Diversified Telecommunication Services - 1.2%
Cellnex Telecom S.A. - ADR (Spain)	234,460	$4,567,281
Cellnex Telecom S.A. (Spain)[2]	6,503	254,840
Helios Towers plc (Tanzania)*	60,460	79,756
Radius Global Infrastructure, Inc. - Class A*	25,241	339,996
		5,241,873
Entertainment - 1.9%
Activision Blizzard, Inc.	30,385	2,326,579
Electronic Arts, Inc.	38,980	5,015,946
Ubisoft Entertainment S.A. - ADR (France)*	274,650	1,123,319
Ubisoft Entertainment S.A. (France)*	7,947	164,555
		8,630,399
Interactive Media & Services - 3.5%
Alphabet, Inc. - Class A*	84,249	8,327,171
Auto Trader Group plc (United Kingdom)[2]	65,893	511,230
Meta Platforms, Inc. - Class A*	46,540	6,933,064
Tencent Holdings Ltd. (China)	5,100	248,517
		16,019,982
Media - 0.0%##
Comcast Corp. - Class A	3,897	153,347
Omnicom Group, Inc.	473	40,673
Paramount Global - Class B	780	18,065
		212,085
Total Communication Services		30,104,339
Consumer Discretionary - 9.8%
Distributors - 0.0%##
Genuine Parts Co.	301	50,514
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza, Inc.	13,770	4,860,810
Marriott Vacations Worldwide Corp.	411	65,776
McDonald's Corp.	527	140,920
Playa Hotels & Resorts N.V.*	7,055	53,477
Restaurant Brands International, Inc. (Canada)	2,490	166,656
		5,287,639
Household Durables - 1.0%
Garmin Ltd.	361	35,696
Lennar Corp. - Class A	396	40,550
Nikon Corp. (Japan)	16,800	165,873
Sony Group Corp. - ADR (Japan)	46,271	4,139,404
Sony Group Corp. (Japan)	3,000	268,055
		4,649,578
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc.*	113,780	11,734,132
eBay, Inc.	691	34,205
Meituan - Class B (China)*2	650	14,531
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
MercadoLibre, Inc. (Brazil)*	2,344	$2,769,881
		14,552,749
Multiline Retail - 1.7%
Dollar General Corp.	15,925	3,720,080
Dollar Tree, Inc.*	28,050	4,212,549
Target Corp.	389	66,962
		7,999,591
Specialty Retail - 0.1%
Best Buy Co., Inc.	426	37,795
The Home Depot, Inc.	827	268,089
Ross Stores, Inc.	417	49,285
The TJX Companies, Inc.	1,126	92,174
Tractor Supply Co.	163	37,162
		484,505
Textiles, Apparel & Luxury Goods - 2.6%
adidas AG - ADR (Germany)	54,336	4,349,597
adidas AG (Germany)	2,612	420,574
lululemon athletica, Inc. *	12,016	3,687,470
NIKE, Inc. - Class B	25,473	3,243,477
VF Corp.	575	17,791
		11,718,909
Total Consumer Discretionary		44,743,485
Consumer Staples - 8.5%
Beverages - 3.9%
The Coca-Cola Co.	143,663	8,809,415
Constellation Brands, Inc. - Class A	23,763	5,501,610
Diageo plc (United Kingdom)	4,942	216,095
Heineken N.V. - ADR (Netherlands)	57,795	2,886,860
Heineken N.V. (Netherlands)	2,940	293,820
		17,707,800
Food & Staples Retailing - 0.1%
The Kroger Co.	1,153	51,458
Walgreens Boots Alliance, Inc.	1,052	38,777
Walmart, Inc.	2,028	291,768
		382,003
Food Products - 3.1%
Archer-Daniels-Midland Co.	818	67,771
Bunge Ltd.	312	30,919
Campbell Soup Co.	686	35,624
Conagra Brands, Inc.	1,035	38,492
Danone S.A. (France)	3,207	175,870
General Mills, Inc.	946	74,129
The J.M. Smucker Co.	241	36,825
Kerry Group plc - Class A (Ireland)	2,703	253,271
Mondelez International, Inc. - Class A	111,292	7,282,948
Nestle S.A. - ADR	45,989	5,620,546
Nestle S.A.	3,464	422,639

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	616	$40,502
		14,079,536
Household Products - 0.2%
Colgate-Palmolive Co.	1,157	86,231
Kimberly-Clark de Mexico S.A.B. de C.V.- Class A (Mexico)	223,600	425,696
The Procter & Gamble Co.	1,833	260,982
		772,909
Personal Products - 1.2%
Beiersdorf AG (Germany)	2,413	293,367
L'Oreal S.A. (France)	206	85,060
Unilever plc - ADR (United Kingdom)	105,099	5,370,559
		5,748,986
Total Consumer Staples		38,691,234
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chevron Corp.	1,164	202,559
ConocoPhillips	1,077	131,254
Coterra Energy, Inc.	1,179	29,510
Devon Energy Corp.	775	49,011
Diamondback Energy, Inc.	242	35,361
EOG Resources, Inc.	583	77,102
Jonah Energy Parent LLC*3	2,449	152,401
Marathon Petroleum Corp.	605	77,755
Pioneer Natural Resources Co.	252	58,048
Total Energy		813,001
Financials - 9.6%
Banks - 2.5%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	4,530	144,779
Citigroup, Inc.	2,295	119,845
East West Bancorp, Inc.	42,169	3,311,110
Fifth Third BanCorp.	1,240	45,000
FinecoBank Banca Fineco S.p.A. (Italy)	22,269	399,770
HDFC Bank Ltd. - ADR (India)	59,239	3,990,339
JPMorgan Chase & Co.	23,316	3,263,307
KeyCorp.	1,365	26,194
Regions Financial Corp.	2,014	47,409
U.S. BanCorp.	1,846	91,931
		11,439,684
Capital Markets - 6.5%
Allfunds Group plc (United Kingdom)	20,161	160,380
Avanza Bank Holding AB (Sweden)	11,591	267,446
BlackRock, Inc.	3,815	2,896,386
Cboe Global Markets, Inc.	29,854	3,668,460
Deutsche Boerse AG - ADR (Germany)	181,723	3,241,939
Deutsche Boerse AG (Germany)	1,851	331,222
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	38,705	$4,162,723
Intermediate Capital Group plc (United Kingdom)	19,868	341,877
Moody's Corp.	26,080	8,417,320
S&P Global, Inc.	16,265	6,098,399
		29,586,152
Insurance - 0.6%
Admiral Group plc - ADR (United Kingdom)	71,979	1,951,351
Admiral Group plc (United Kingdom)	17,457	474,574
The Allstate Corp.	470	60,381
Chubb Ltd.	534	121,480
Cincinnati Financial Corp.	304	34,398
RenaissanceRe Holdings Ltd. (Bermuda)	870	170,250
The Travelers Companies, Inc.	385	73,581
		2,886,015
Total Financials		43,911,851
Health Care - 11.6%
Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc.*	25,981	2,996,908
Gilead Sciences, Inc.	1,635	137,242
Seagen, Inc.*	14,751	2,057,469
Vertex Pharmaceuticals, Inc.*	10,216	3,300,790
		8,492,409
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	1,188	131,333
Alcon, Inc. (Switzerland)	37,539	2,823,308
Baxter International, Inc.	618	28,236
Boston Scientific Corp.*	60,969	2,819,816
The Cooper Companies, Inc.	5,572	1,944,238
Getinge AB - Class B (Sweden)	18,808	423,699
IDEXX Laboratories, Inc.*	5,909	2,839,275
Intuitive Surgical, Inc.*	10,839	2,663,034
Medtronic plc	86,268	7,219,769
		20,892,708
Health Care Providers & Services - 1.7%
CVS Health Corp.	32,136	2,835,038
Humana, Inc.	5,762	2,948,415
Quest Diagnostics, Inc.	272	40,387
UnitedHealth Group, Inc.	3,597	1,795,586
		7,619,426
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	7,605	4,337,360
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	2,160	156,924
Dechra Pharmaceuticals plc (United Kingdom)	7,965	282,488

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Johnson & Johnson	36,835	$6,019,576
Merck & Co., Inc.	2,310	248,117
Novartis AG - ADR (Switzerland)	38,452	3,484,520
Pfizer, Inc.	3,481	153,721
Royalty Pharma plc - Class A	831	32,567
Zoetis, Inc.	8,201	1,357,184
		11,735,097
Total Health Care		53,077,000
Industrials - 7.7%
Aerospace & Defense - 2.2%
Airbus SE (France)	1,681	210,740
BAE Systems plc - ADR (United Kingdom)	64,740	2,766,340
BAE Systems plc (United Kingdom)	43,309	458,471
General Dynamics Corp.	387	90,194
L3Harris Technologies, Inc.	17,646	3,790,714
Lockheed Martin Corp.	301	139,441
Northrop Grumman Corp.	5,140	2,302,926
		9,758,826
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	323	32,355
United Parcel Service, Inc. - Class B	667	123,548
		155,903
Airlines - 1.1%
Ryanair Holdings plc - ADR (Ireland)*	55,661	5,038,990
Building Products - 0.8%
Assa Abloy AB - Class B (Sweden)	12,639	297,727
Johnson Controls International plc	1,038	72,214
Masco Corp.	57,793	3,074,588
Trane Technologies plc	283	50,691
		3,495,220
Commercial Services & Supplies - 0.5%
Cleanaway Waste Management Ltd. (Australia)	179,039	346,916
Copart, Inc.*	28,993	1,931,224
Republic Services, Inc.	505	63,034
Waste Management, Inc.	565	87,422
		2,428,596
Electrical Equipment - 0.0%##
Eaton Corp. plc	578	93,758
Emerson Electric Co.	860	77,589
		171,347
Industrial Conglomerates - 0.1%
3M Co.	682	78,484
Honeywell International, Inc.	747	155,735
		234,219
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 0.1%
Caterpillar, Inc.	616	$155,411
Cummins, Inc.	269	67,126
Illinois Tool Works, Inc.	445	105,038
Parker-Hannifin Corp.	155	50,530
Rotork plc (United Kingdom)	40,685	160,268
Stanley Black & Decker, Inc.	202	18,040
		556,413
Road & Rail - 1.6%
Canadian National Railway Co. (Canada)	35,134	4,184,108
Norfolk Southern Corp.	11,352	2,790,435
Union Pacific Corp.	690	140,891
		7,115,434
Trading Companies & Distributors - 0.5%
Brenntag SE - ADR (Germany)	146,104	2,175,489
Brenntag SE (Germany)	2,255	168,331
IMCD N.V. (Netherlands)	524	83,071
		2,426,891
Transportation Infrastructure - 0.8%
Auckland International Airport Ltd. (New Zealand)*	27,937	153,753
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR (Mexico)	14,359	1,048,925
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	6,600	60,299
Grupo Aeroportuario del Pacifico S.A.B.de C.V. - ADR (Mexico)	6,070	1,047,500
Grupo Aeroportuario del Sureste S.A.B.de C.V. - ADR (Mexico)	4,292	1,167,424
		3,477,901
Total Industrials		34,859,740
Information Technology - 17.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.	3,804	185,141
Motorola Solutions, Inc.	276	70,935
		256,076
Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	16,716	3,276,837
Cognex Corp.	40,686	2,227,152
Keyence Corp. (Japan)	700	322,258
Softwareone Holding AG (Germany)	16,665	269,080
TE Connectivity Ltd.	362	46,028
		6,141,355
IT Services - 7.2%
Adyen N.V. - ADR (Netherlands)*	288,868	4,344,575
Adyen N.V. (Netherlands)*2	223	337,155
Automatic Data Processing, Inc.	481	108,615
Broadridge Financial Solutions, Inc.	239	35,936

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Keywords Studios plc (Ireland)	2,374	$83,383
Mastercard, Inc. - Class A	25,579	9,479,577
PayPal Holdings, Inc.*	52,995	4,318,562
Snowflake, Inc. - Class A*	41,372	6,472,236
StoneCo Ltd. - Class A (Brazil)*	7,663	85,519
Visa, Inc. - Class A	33,827	7,787,314
		33,052,872
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	654	112,141
Applied Materials, Inc.	26,555	2,960,617
Intel Corp.	3,725	105,268
Microchip Technology, Inc.	658	51,074
Micron Technology, Inc.	30,512	1,839,874
QUALCOMM, Inc.	1,137	151,460
Skyworks Solutions, Inc.	225	24,676
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	52,917	4,906,993
Texas Instruments, Inc.	654	115,895
Tokyo Electron Ltd. (Japan)	400	139,810
		10,407,808
Software - 6.7%
Atlassian Corp. - Class A *	1,740	281,219
DoubleVerify Holdings, Inc.*	123,583	3,360,222
Intuit, Inc.	8,947	3,781,628
Microsoft Corp.	23,829	5,905,064
Salesforce, Inc.*	49,638	8,337,695
ServiceNow, Inc.*	19,589	8,915,542
		30,581,370
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	468	30,996
Total Information Technology		80,470,477
Materials - 3.3%
Chemicals - 2.5%
Air Liquide S.A. - ADR (France)	96,940	3,081,722
Air Liquide S.A. (France)	3,112	495,512
Dow, Inc.	732	43,444
Eastman Chemical Co.	272	23,982
FMC Corp.	44,299	5,897,526
International Flavors & Fragrances, Inc.	406	45,659
Linde plc (United Kingdom)	6,081	2,012,446
LyondellBasell Industries N.V. - Class A	401	38,773
PPG Industries, Inc.	291	37,929
		11,676,993
Containers & Packaging - 0.0%##
Packaging Corp. of America	210	29,967
Metals & Mining - 0.8%
Barrick Gold Corp. (Canada)	90,103	1,761,514

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Newmont Corp.	31,098	$1,646,017
Nucor Corp.	375	63,382
Steel Dynamics, Inc.	387	46,688
		3,517,601
Total Materials		15,224,561
Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITS) - 4.1%
Agree Realty Corp.	2,108	157,320
American Homes 4 Rent - Class A	3,733	128,004
American Tower Corp.	658	146,991
Americold Realty Trust, Inc.	2,483	77,991
AvalonBay Communities, Inc.	612	108,593
Brandywine Realty Trust	7,742	50,787
Camden Property Trust	862	106,207
CareTrust REIT, Inc.	5,241	108,593
Community Healthcare Trust, Inc.	4,606	197,505
Cousins Properties, Inc.	5,936	162,765
Digital Realty Trust, Inc.	1,868	214,110
Equinix, Inc.	8,686	6,411,397
Equity LifeStyle Properties, Inc.	3,506	251,661
Essex Property Trust, Inc.	320	72,342
Flagship Communities REIT	6,841	109,388
Getty Realty Corp.	5,483	199,746
Healthcare Realty Trust, Inc.	11,759	253,171
Independence Realty Trust, Inc.	5,801	109,233
Invitation Homes, Inc.	6,596	214,370
Life Storage, Inc.	1,365	147,475
LXP Industrial Trust	8,734	100,878
Mid-America Apartment Communities, Inc.	1,217	202,898
Prologis, Inc.	7,593	981,623
Public Storage	1,137	346,035
Realty Income Corp.	2,212	150,040
Rexford Industrial Realty, Inc.	4,061	257,752
SBA Communications Corp.	21,776	6,479,013
STAG Industrial, Inc.	1,655	58,918
Sun Communities, Inc.	1,964	308,073
Terreno Realty Corp.	2,597	167,325
UDR, Inc.	3,422	145,743
Ventas, Inc.	2,364	122,479
Welltower, Inc.	2,322	174,243
Total Real Estate		18,722,669
Utilities - 0.7%
Electric Utilities - 0.7%
Evergy, Inc.	46,610	2,920,117

TOTAL COMMON STOCKS
(Identified Cost $329,151,187)		363,538,474

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

PREFERRED STOCKS - 0.0%##

Information Technology - 0.0%##
Software - 0.0%##
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	2,921	$13,115
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	5,500	21,945
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	10,468	188,843

TOTAL PREFERRED STOCKS
(Identified Cost $473,056)		223,903

CORPORATE BONDS - 2.6%

Non-Convertible Corporate Bonds- 2.6%
Communication Services - 0.3%
Entertainment - 0.1%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	650,000	595,234

Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	990,000	935,130

Total Communication Services		1,530,364

Consumer Discretionary - 0.3%
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	250,000	205,374
(China), 4.00%, 12/6/2037	460,000	399,980
Amazon.com, Inc., 3.30%, 4/13/2027	590,000	569,654

Total Consumer Discretionary		1,175,008

Consumer Staples - 0.1%
Beverages - 0.1%
PepsiCo, Inc., 3.90%, 7/18/2032	480,000	467,662

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	123,352	116,194
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	251,000	275,349
Energy Transfer LP, 6.50%, 2/1/2042	610,000	642,317
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-10/06/2021, cost $228,451)[4]	216,000	219,028

Total Energy		1,252,888

Financials - 0.5%
Banks - 0.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[5]	480,000	404,680
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[5]	450,000	$399,892
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[5]	680,000	661,388
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	225,000	224,272
		1,690,232
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	235,000	234,514
Synergy One Lending, Inc., 5.50%, 10/14/2026	285,000	253,579
		488,093
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	230,000	229,967
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $85,181)[4]	80,000	79,697

Total Financials		2,487,989

Industrials - 0.4%
Airlines - 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	69,908	71,057
Southwest Airlines Co., 5.125%, 6/15/2027	454,000	458,225
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	37,966	35,540
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	281,068	249,649
		814,471
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	275,000	264,531
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	200,000	199,540
		464,071
Road & Rail - 0.0%##
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	240,000	232,824

Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	300,000	263,863

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	230,000	$216,115
		479,978
Total Industrials		1,991,344

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc., 4.25%, 5/20/2032	445,000	440,839

Materials - 0.1%
Metals & Mining - 0.1%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	290,000	255,915
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[4,6]	220,000	22

Total Materials		255,937

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITS) - 0.4%
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	199,847
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[4]	245,000	232,389
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	421,250
Simon Property Group LP, 2.65%, 2/1/2032	880,000	740,254

Total Real Estate		1,593,740

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Operations Co. LLC
4.875%, 5/13/2024[2]	440,000	434,420
3.55%, 7/15/2024[2]	120,000	115,879

Total Utilities		550,299

TOTAL CORPORATE BONDS
(Identified Cost $12,697,561)		11,746,070

U.S. TREASURY SECURITIES - 11.8%

U.S. Treasury Notes - 11.8%
U.S. Treasury Note
3.125%, 11/15/2028	11,475,000	11,162,127
1.75%, 11/15/2029	22,600,000	20,216,406
0.875%, 11/15/2030	21,765,000	17,939,121
1.375%, 11/15/2031	5,400,000	4,540,219

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $53,601,303)		53,857,873

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	5,366	$4,968
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 5.206%, 2/25/2045[2,7]	10,120	9,852
Oxford Finance Funding LLC Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	8,392	8,332
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	6,461	6,396
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	4,299	4,174
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	9,455	8,810
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	1,662	1,635
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	1,552	1,529
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 5.506%, 10/25/2048[2,7]	3,932	3,916
Tricon American Homes Trust, Series
2017-SFR2, Class A, 2.928%, 1/17/2036[2]	11,517	11,222

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $63,811)		60,834

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	432	422
Credit Suisse Mortgage Capital Trust Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	2,060	1,839
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	3,056	2,790
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	18,000	16,982
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	3,313	3,107
JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	2,144	2,033
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	5,721	5,160
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	2,364	2,201
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	3,269	3,067
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	3,614	3,345
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	3,378	$3,127
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[8]	1,261	1,094
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	3,690	3,328
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	1,528	1,383
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 5.93%, 11/15/2027[2,7]	15,954	11,050
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	8,739	8,065

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $78,064)		68,993

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	3,738	3,758
Pool #AD0207, UMBS, 6.00%, 10/1/2038	3,610	3,839
Pool #MA0258, UMBS, 4.50%, 12/1/2039	2,412	2,448
Pool #AL8674, 5.651%, 1/1/2049	9,386	9,844
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	2,414	2,429
Pool #C91771, 4.50%, 6/1/2034	2,282	2,296
Pool #C91780, 4.50%, 7/1/2034	3,162	3,187

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $30,209)		27,801

SHORT-TERM INVESTMENT - 4.5%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[9]
(Identified Cost $20,383,899)	20,383,899	20,383,899

TOTAL INVESTMENTS - 98.6%
(Identified Cost $416,479,090)		449,907,847
OTHER ASSETS, LESS LIABILITIES -1.4%		6,375,087
NET ASSETS - 100%		$456,282,934

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

Investment Portfolio - January 31, 2023

(unaudited)

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $4,829,372, which represented 1.1% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2023 was $531,136, or 0.1% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2023.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2023.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2023.

9Rate shown is the current yield as of January 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$30,104,339	$28,845,441	$1,258,898	$—
Consumer Discretionary	44,743,485	43,874,452	869,033	—
Consumer Staples	38,691,234	36,951,112	1,740,122	—
Energy	813,001	660,600	—	152,401
Financials	43,911,851	41,936,582	1,975,269	—
Health Care	53,077,000	52,370,813	706,187	—
Industrials	34,859,740	32,980,463	1,879,277	—
Information Technology	80,470,477	79,318,791	1,151,686	—
Materials	15,224,561	14,729,049	495,512	—
Real Estate	18,722,669	18,722,669	—	—
Utilities	2,920,117	2,920,117	—	—
Preferred securities:
Information Technology	223,903	223,903	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	53,885,674	—	53,885,674	—
Corporate debt:
Communication Services	1,530,364	—	1,530,364	—
Consumer Discretionary	1,175,008	—	1,175,008	—

Investment Portfolio - January 31, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Consumer Staples	$467,662	$—	$467,662	$—
Energy	1,252,888	—	1,252,888	—
Financials	2,487,989	—	2,487,989	—
Industrials	1,991,344	—	1,991,344	—
Information Technology	440,839	—	440,839	—
Materials	255,937	—	255,937	—
Real Estate	1,593,740	—	1,593,740	—
Utilities	550,299	—	550,299	—
Asset-backed securities	60,834	—	60,834	—
Commercial mortgage-backed securities	68,993	—	68,993	—
Short-Term Investment	20,383,899	20,383,899	—	—
Total assets	$449,907,847	$373,917,891	$75,837,555	$152,401

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.